Note 10 - Collaborative Agreements	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Collaborative Agreements [Text Block]
10.	Collaborative agreements:

The Company enters into research, development and license agreements in the ordinary course of business where the Company receives research services and rights to proprietary technologies. Milestone and royalty payments that may
become due under various agreements are dependent on, among other factors, clinical trials, regulatory approvals and ultimately the successful development of a new drug, the outcome and timing of which is uncertain.

Under the license agreement with CrystalGenomics, the Company has an option to pay
$2.0
million in cash or combination of cash and common shares, for the full development and commercial rights for the program in all territories outside of the Republic of Korea and China. The option fee is due on the earlier of (i) filing of an Investigational New Drug (“IND”) application with the Food and Drug Administration (“FDA”), (ii)
first
dosage of a human in a clinical trial or (iii) or early
June 2018.
In addition, under the terms of the license agreement, there are total development milestones of
$16
million related to the initiation of Phase
2
and pivotal clinical trials, and regulatory milestones totalling
$44
million. The Company also has an obligation to pay royalty payments on sales of commercialized product. The timing of any milestone or royalty payments that may
become due is
not
yet determinable.

On
May 7, 2018,
we paid the option fee of
$2.0
million in cash to CrystalGenomics in order to exercise early the option and gain an exclusive license to CG-
806
is all territories outside of Korea and China.

On
March 7, 2018,
we entered into an exclusive global license agreement with Ohm Oncology (OHM), for the development, manufacture and commercialization of APL-
581,
as well as related molecules from our dual bromodomain and extra-terminal domain motif (BET) protein and kinase inhibitor program. Under the agreement, we will retain reacquisition rights to certain molecules, while OHM/LALS will have the rights to develop and sublicense all other molecules. We have received two
nominal upfront cash payments and are eligible to receive up to
$125
million of additional payments based on the achievement of certain development, regulatory and sales milestones, as well as significant royalties on future sales generated from the program, if any.